Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents - USD ($)	Sep. 30, 2023	Jun. 30, 2023
Schedule of cash and cash equivalents [Abstract]
Cash	$ 138	$ 2,443
Bank accounts	823,008	2,061,636
Short-term investments	30,448	463,594
Total cash and cash equivalents	$ 853,594	$ 2,527,673